Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	$ 271,240	$ 271,240
Risk free rate		1.19%	1.09%	0.93%
Expected volatility rate		69.62%	252.08%	241.88%
Expected dividend amount		$ 0
Warrants term	5 years 11 months 15 days	5 years 11 months 15 days	5 years
Increase in fair value of these liabilities	$ 1,999,000	$ 899,000
Warrants liabilities		5,251,000	$ 4,352,000
Estimated interest rate			20.60%
Liabilities fair value adjustment	516,000	1,288,000	$ 1,802,000
Royalty payments		$ 5,276,000	3,988,000
Specific interest rate		20.60%
Market value	1,094,000	$ 1,094,000	$ 1,150,000
Expected volatility			69.62%
Expected dividend			$ 0
Expected life			6 years 4 months 17 days	10 years
Liquidation preference fair market value	1,823,000	1,823,000	$ 1,823,000
Contingent liabilities
Accumulated deficit	(62,425,070)	(62,425,070)	(47,823,563)	$ (36,825,634)
Cash	1,182,248	1,182,248	4,072,339
Proceeds from offering		5,000,000	17,250,000
Decrease fair value liabilities			417,000
Warrants liabilities			$ 4,352,000
Discount rate percentage			20.60%
Royalties payments			$ 3,988,000
Pre tax discount rate percentage			20.60%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			5 years
Minimum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			4 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			7 years
Maximum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			7 years
Fair Value Hedging [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Liabilities fair value adjustment	8,000	$ 56,000
Liquidation Preference [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Risk free rate		0.21%	0.21%
Expected volatility		78.93%	78.93%
Expected dividend		$ 0	$ 0
Expected life		5 years	5 years
Liquidation preference fair market value			$ 1,823,000
Scenario, Adjustment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Liabilities fair value adjustment			2,000
Going Concern [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ 62,425,070	$ 62,425,070	47,823,563
Working Capital			$ 1,268,097
Fair Value Measurements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Risk free rate			1.19%
Expected life			6 years 2 months 15 days